Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voya Variable Funds
Entity Central Index Key	0000002664
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000028787
Shareholder Report [Line Items]
Fund Name	Voya Growth and Income Portfolio
Class Name	Class ADV
Trading Symbol	IAVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Growth and Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$122	1.12%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P 500® Index (before the deduction of fees and expenses).

↑ Top contributors to performance: Stock selection within communication services, materials, and financials had the largest positive impact on performance. Key contributors included the overweight positions in Micron Technology, Inc. and Warner Bros. Discovery, Inc. Series A, and the underweight position in the combined shares of Alphabet Inc.

↓ Top detractors from performance: Stock selection within health care, industrials, and utilities sectors detracted from performance.  At the individual stock level, an underweight position in NVIDIA Corp., an overweight position in Centene Corp., and owning a non-benchmark in Globant SA detracted the most from performance.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$10,924	$11,274	$11,196
2017	$13,087	$13,656	$13,640
2018	$12,448	$12,941	$13,043
2019	$15,970	$16,955	$17,150
2020	$18,644	$20,497	$20,305
2021	$23,940	$25,756	$26,135
2022	$20,330	$20,808	$21,402
2023	$25,776	$26,210	$27,028
2024	$31,788	$32,449	$33,790
2025	$37,411	$38,013	$39,832

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	17.69%	14.95%	14.10%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet	$ 2,664,364,600
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 15,281,021
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,664,364,600 # of Portfolio Holdings66 Portfolio Turnover Rate90% Investment Advisory Fees Paid$15,281,021
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.6%
Common Stock	99.4%

Sector Allocation

Value	Value
Information Technology	33.1%
Financials	13.1%
Health Care	10.9%
Communication Services	10.6%
Consumer Discretionary	8.9%
Industrials	7.4%
Consumer Staples	5.2%
Energy	3.9%
Utilities	2.2%
Real Estate	2.2%
Materials	1.9%
Short-Term Investments	0.6%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	8.1%
Microsoft Corp.	6.9%
Alphabet, Inc. - Class A	6.3%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	4.3%
NVIDIA Corp.	3.7%
3M Co.	2.0%
Chevron Corp.	1.9%
Advanced Micro Devices, Inc.	1.9%
Bank of America Corp.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

C000028788
Shareholder Report [Line Items]
Fund Name	Voya Growth and Income Portfolio
Class Name	Class I
Trading Symbol	IIVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Growth and Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$73	0.67%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P 500® Index (before the deduction of fees and expenses).

↑ Top contributors to performance: Stock selection within communication services, materials, and financials had the largest positive impact on performance. Key contributors included the overweight positions in Micron Technology, Inc. and Warner Bros. Discovery, Inc. Series A, and the underweight position in the combined shares of Alphabet Inc.

↓ Top detractors from performance: Stock selection within health care, industrials, and utilities sectors detracted from performance.  At the individual stock level, an underweight position in NVIDIA Corp., an overweight position in Centene Corp., and owning a non-benchmark in Globant SA detracted the most from performance.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$10,977	$11,274	$11,196
2017	$13,210	$13,656	$13,640
2018	$12,621	$12,941	$13,043
2019	$16,267	$16,955	$17,150
2020	$19,074	$20,497	$20,305
2021	$24,606	$25,756	$26,135
2022	$20,987	$20,808	$21,402
2023	$26,736	$26,210	$27,028
2024	$33,112	$32,449	$33,790
2025	$39,143	$38,013	$39,832

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	18.21%	15.46%	14.62%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet	$ 2,664,364,600
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 15,281,021
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,664,364,600 # of Portfolio Holdings66 Portfolio Turnover Rate90% Investment Advisory Fees Paid$15,281,021
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.6%
Common Stock	99.4%

Sector Allocation

Value	Value
Information Technology	33.1%
Financials	13.1%
Health Care	10.9%
Communication Services	10.6%
Consumer Discretionary	8.9%
Industrials	7.4%
Consumer Staples	5.2%
Energy	3.9%
Utilities	2.2%
Real Estate	2.2%
Materials	1.9%
Short-Term Investments	0.6%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	8.1%
Microsoft Corp.	6.9%
Alphabet, Inc. - Class A	6.3%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	4.3%
NVIDIA Corp.	3.7%
3M Co.	2.0%
Chevron Corp.	1.9%
Advanced Micro Devices, Inc.	1.9%
Bank of America Corp.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

C000028789
Shareholder Report [Line Items]
Fund Name	Voya Growth and Income Portfolio
Class Name	Class S
Trading Symbol	ISVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Growth and Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$100	0.92%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P 500® Index (before the deduction of fees and expenses).

↑ Top contributors to performance: Stock selection within communication services, materials, and financials had the largest positive impact on performance. Key contributors included the overweight positions in Micron Technology, Inc. and Warner Bros. Discovery, Inc. Series A, and the underweight position in the combined shares of Alphabet Inc.

↓ Top detractors from performance: Stock selection within health care, industrials, and utilities sectors detracted from performance.  At the individual stock level, an underweight position in NVIDIA Corp., an overweight position in Centene Corp., and owning a non-benchmark in Globant SA detracted the most from performance.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$10,945	$11,274	$11,196
2017	$13,141	$13,656	$13,640
2018	$12,525	$12,941	$13,043
2019	$16,102	$16,955	$17,150
2020	$18,829	$20,497	$20,305
2021	$24,237	$25,756	$26,135
2022	$20,611	$20,808	$21,402
2023	$26,189	$26,210	$27,028
2024	$32,359	$32,449	$33,790
2025	$38,163	$38,013	$39,832

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	17.94%	15.18%	14.33%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet	$ 2,664,364,600
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 15,281,021
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,664,364,600 # of Portfolio Holdings66 Portfolio Turnover Rate90% Investment Advisory Fees Paid$15,281,021
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.6%
Common Stock	99.4%

Sector Allocation

Value	Value
Information Technology	33.1%
Financials	13.1%
Health Care	10.9%
Communication Services	10.6%
Consumer Discretionary	8.9%
Industrials	7.4%
Consumer Staples	5.2%
Energy	3.9%
Utilities	2.2%
Real Estate	2.2%
Materials	1.9%
Short-Term Investments	0.6%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	8.1%
Microsoft Corp.	6.9%
Alphabet, Inc. - Class A	6.3%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	4.3%
NVIDIA Corp.	3.7%
3M Co.	2.0%
Chevron Corp.	1.9%
Advanced Micro Devices, Inc.	1.9%
Bank of America Corp.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

C000074892
Shareholder Report [Line Items]
Fund Name	Voya Growth and Income Portfolio
Class Name	Class S2
Trading Symbol	IGISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Growth and Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$116	1.07%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P 500® Index (before the deduction of fees and expenses).

↑ Top contributors to performance: Stock selection within communication services, materials, and financials had the largest positive impact on performance. Key contributors included the overweight positions in Micron Technology, Inc. and Warner Bros. Discovery, Inc. Series A, and the underweight position in the combined shares of Alphabet Inc.

↓ Top detractors from performance: Stock selection within health care, industrials, and utilities sectors detracted from performance.  At the individual stock level, an underweight position in NVIDIA Corp., an overweight position in Centene Corp., and owning a non-benchmark in Globant SA detracted the most from performance.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$10,930	$11,274	$11,196
2017	$13,104	$13,656	$13,640
2018	$12,472	$12,941	$13,043
2019	$16,005	$16,955	$17,150
2020	$18,695	$20,497	$20,305
2021	$24,026	$25,756	$26,135
2022	$20,402	$20,808	$21,402
2023	$25,889	$26,210	$27,028
2024	$31,939	$32,449	$33,790
2025	$37,602	$38,013	$39,832

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	17.73%	15.00%	14.16%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet	$ 2,664,364,600
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 15,281,021
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,664,364,600 # of Portfolio Holdings66 Portfolio Turnover Rate90% Investment Advisory Fees Paid$15,281,021
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.6%
Common Stock	99.4%

Sector Allocation

Value	Value
Information Technology	33.1%
Financials	13.1%
Health Care	10.9%
Communication Services	10.6%
Consumer Discretionary	8.9%
Industrials	7.4%
Consumer Staples	5.2%
Energy	3.9%
Utilities	2.2%
Real Estate	2.2%
Materials	1.9%
Short-Term Investments	0.6%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	8.1%
Microsoft Corp.	6.9%
Alphabet, Inc. - Class A	6.3%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	4.3%
NVIDIA Corp.	3.7%
3M Co.	2.0%
Chevron Corp.	1.9%
Advanced Micro Devices, Inc.	1.9%
Bank of America Corp.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.